Revenues	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues
Note 17. Revenues
Disaggregation of Revenues
The following table provides information about disaggregated revenue by geographical areas

	Year Ended December 31,
	2024	2023	2022
EMEA	$134,921	$112,247	$92,749
Americas	215,531	172,154	141,920
APAC	50,751	40,709	35,982
Total	$401,203	$325,110	$270,651

Contract Balances
Receivables are recorded when the right to consideration becomes unconditional. Unbilled receivables represents the Company's unconditional right to consideration not yet invoiced while billed receivables include invoiced amounts.
Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date. The non current portion of the deferred revenue balance is recognized as revenue following the 12-month period after the balance sheet date. Of the $242,823 and $194,882 of deferred revenue as of December 31, 2023 and December 31, 2022, respectively, the Company recognized $180,014 and $141,307 as revenue during the year ended December 31, 2024 and 2023, respectively.
The change in contract balances is consistent with the increase in the overall operation of the Company.

Remaining Performance Obligations
The Company’s remaining performance obligations are comprised of product and services revenue not yet delivered. As of December 31, 2024 and December 31, 2023, the aggregate amount of the transaction price allocated to remaining performance obligations was $343,557 and $331,996 respectively, which consists of both billed consideration in the amount of $262,217 and $242,823 respectively, and unbilled consideration in the amount of $81,340 and $89,173 respectively, that the Company expects to recognize as revenue. As of December 31, 2024, the Company expects to recognize the majority of its remaining performance obligations as revenue in the year ended December 31, 2025.